UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07881

PineBridge Mutual Funds
(Exact name of registrant as specified in charter)

399 Park Avenue, 4th Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Robin C. Thorn
399 Park Avenue, 4th Floor
New York, New York 10022
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

PineBridge Mutual Funds - US Micro Cap Growth Fund
Schedule of Investments (Unaudited)	August 31, 2011

Security Description	Shares	Value
Common Stocks - 102.4%
Automobiles & Components - 2.2%
Amerigon, Inc. *	112,800	$1,508,136
Capital Goods - 15.1%
CPI Aerostructures, Inc. *	84,073	920,599
DXP Enterprises, Inc. *	66,361	1,598,637
Furmanite Corp. *	195,900	1,194,990
Graham Corp.	70,964	1,194,324
MYR Group, Inc. *	78,400	1,635,424
Trimas Corp. *	74,762	1,445,149
Twin Disc, Inc.	42,400	1,646,392
UniTek Global Services, Inc. *	161,238	843,275
		10,478,790
Consumer Durables & Apparel - 0.4%
Skullcandy, Inc. *	15,795	261,249
Consumer Services - 2.1%
Bravo Brio Restaurant Group, Inc. *	68,591	1,423,263
Diversified Financials - 5.6%
DFC Global Corp. *	109,200	2,410,044
Encore Capital Group, Inc. *	60,900	1,441,503
		3,851,547
Energy - 12.3%
Callon Petroleum Co. *	159,101	914,831
Matrix Service Co. *	86,900	944,603
Mitcham Industries, Inc. *	119,814	2,014,073
OYO Geospace Corp. *	16,538	1,218,851
Pioneer Drilling Co. *	143,000	1,807,520
RigNet, Inc. *	108,000	1,659,960
		8,559,838
Food & Staples Retailing - 1.0%
Winn-Dixie Stores, Inc. *	93,500	720,885
Health Care Equipment & Services - 10.7%
Endologix, Inc. *	95,100	905,352
ICU Medical, Inc. *	28,000	1,153,600
IPC The Hospitalist Co., Inc. *	60,600	2,430,060
Merit Medical Systems, Inc. *	63,300	921,015
Staar Surgical Co. *	151,600	1,241,604
Uroplasty, Inc. *	127,301	794,358
		7,445,989
Materials - 6.3%
TOR Minerals International, Inc. *	89,382	1,304,084
TPC Group, Inc. *	50,100	1,598,190
Universal Stainless & Alloy *	45,300	1,489,917
		4,392,191
Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
Akorn, Inc. *	284,977	2,291,215
Ardea Biosciences, Inc. *	41,400	671,922
Corcept Therapeutics, Inc. *	198,600	562,038
Exact Sciences Corp. *	101,800	786,914
NPS Pharmaceuticals, Inc. *	177,800	1,326,388
YM Biosciences, Inc. *	243,674	477,601
		6,116,078
Retailing - 4.3%
Body Central Corp. *	131,000	2,272,850
Shoe Carnival, Inc. *	27,500	696,025
		2,968,875

Semiconductors & Semiconductor Equipment - 2.2%
Applied Micro Circuits Corp. *	156,200	888,778
Silicon Image, Inc. *	121,019	645,031
		1,533,809
Software & Services - 26.8%
Allot Communications Ltd. *	196,441	2,530,160
Callidus Software, Inc. *	374,800	1,814,032
Cardtronics, Inc. *	91,800	2,272,968
comScore, Inc. *	48,374	771,565
Convio, Inc. *	126,200	1,163,564
Glu Mobile, Inc. *	374,500	1,142,225
LivePerson, Inc. *	81,600	958,800
Magma Design Automation *	379,200	1,930,128
Perficient, Inc. *	232,200	2,043,360
QuinStreet, Inc. *	62,209	750,241
SPS Commerce, Inc. *	123,100	2,231,803
Tangoe, Inc. *	54,100	598,887
TechTarget, Inc. *	65,000	415,350
		18,623,083
Telecommunication Services - 4.6%
Cogent Communications Group, Inc. *	129,800	1,840,564
Towerstream Corp. *	367,400	1,366,728
		3,207,292
Total Common Stocks (Cost $72,157,880)		71,091,025
Total Investments (Cost $72,157,880) - 102.4%		71,091,025
Liabilities in Excess of Other Assets - (2.4)%		(1,646,376)
Total Net Assets - 100.0%		$69,444,649

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows+:

Tax cost of investments		$72,302,624
Gross tax unrealized appreciation		6,742,381
Gross tax unrealized depreciation		(7,953,980)
Net tax unrealized depreciation		$(1,211,599)

+
 Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Small Cap Growth Fund
Schedule of Investments (Unaudited)	August 31, 2011

Security Description	Shares	Value
Common Stocks - 96.7%
Capital Goods - 9.1%
MasTec, Inc. *	19,300	$428,460
MYR Group, Inc. *	14,400	300,384
Robbins & Myers, Inc.	6,300	302,715
Trimas Corp. *	13,700	264,821
		1,296,380
Consumer Durables & Apparel - 7.2%
Crocs, Inc. *	17,200	470,592
Skullcandy, Inc. *	10,655	176,234
Steven Madden Ltd. *	10,455	377,634
		1,024,460
Consumer Services - 3.1%
BJ's Restaurants, Inc. *	4,800	221,616
Bravo Brio Restaurant Group, Inc. *	10,904	226,258
		447,874
Diversified Financials - 7.6%
DFC Global Corp. *	20,550	453,539
Encore Capital Group, Inc. *	9,100	215,397
First Cash Financial Services, Inc. *	8,782	410,207
		1,079,143
Energy - 7.2%
Goodrich Petroleum Corp. *	16,500	264,330
Key Energy Services, Inc. *	14,500	208,655
OYO Geospace Corp. *	2,626	193,536
Pioneer Drilling Co. *	27,900	352,656
		1,019,177
Food & Staples Retailing - 1.2%
Winn-Dixie Stores, Inc. *	21,700	167,307
Food, Beverage & Tobacco - 2.0%
Darling International, Inc. *	16,600	279,710
Health Care Equipment & Services - 11.0%
DexCom, Inc. *	17,600	211,728
HMS Holdings Corp. *	13,764	361,030
IPC The Hospitalist Co., Inc. *	9,600	384,960
NxStage Medical, Inc. *	17,020	312,998
ZOLL Medical Corp. *	6,517	291,179
		1,561,895
Insurance - 1.5%
Amtrust Financial Services, Inc.	8,900	215,291
Materials - 4.8%
Globe Specialty Metals, Inc.	9,013	150,968
Rockwood Holdings, Inc. *	5,419	276,369
TPC Group, Inc. *	8,200	261,580
		688,917
Media - 1.8%
Cinemark Holdings, Inc.	11,900	249,305
Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
Akorn, Inc. *	63,699	512,140
Ardea Biosciences, Inc. *	9,300	150,939
Incyte Corp. *	16,500	265,155
Questcor Pharmaceuticals, Inc. *	15,740	472,987
		1,401,221

Retailing - 6.2%
Body Central Corp. *	19,100	331,385
Chico's FAS, Inc.	21,500	299,280
Finish Line, Inc.	12,700	255,270
		885,935
Semiconductors & Semiconductor Equipment - 2.8%
Omnivision Technologies, Inc. *	5,844	107,530
RF Micro Devices, Inc. *	30,700	190,647
Silicon Image, Inc. *	17,977	95,817
		393,994
Software & Services - 19.2%
Allot Communications Ltd. *	31,403	404,471
Cardtronics, Inc. *	19,100	472,916
comScore, Inc. *	7,300	116,435
Kenexa Corp. *	8,847	186,229
LivePerson, Inc. *	12,200	143,350
Magma Design Automation *	65,200	331,868
Pegasystems, Inc.	5,504	222,417
Perficient, Inc. *	38,300	337,040
QuinStreet, Inc. *	13,191	159,083
SuccessFactors, Inc. *	15,200	355,072
		2,728,881
Telecommunication Services - 2.1%
Cogent Communications Group, Inc. *	20,600	292,108
Total Common Stocks (Cost $12,083,919)		13,731,598
Money Market Funds - 3.8%
Fidelity Institutional Money Market Government Portfolio - 0.01% #	545,370	545,370
Total Money Market Funds (Cost $545,370)		545,370
Total Investments (Cost $12,629,289) - 100.5%		14,276,968
Liabilities in Excess of Other Assets - (0.5)%		(67,211)
Total Net Assets - 100.0%		$14,209,757

* Non-income producing security.
# Seven-day yield as of August 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows+:

Tax cost of investments		$12,708,260
Gross tax unrealized appreciation		2,513,088
Gross tax unrealized depreciation		(944,380)
Net tax unrealized appreciation		$1,568,707

+
 Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Focus Equity Fund
Schedule of Investments (Unaudited)	August 31, 2011

Security Description	Shares	Value
Common Stocks - 96.7%
Banks - 3.2%
KeyCorp	23,493	$155,994
Commercial & Professional Services - 3.8%
Robert Half International, Inc.	7,675	183,586
Consumer Durables & Apparel - 4.4%
Mattel, Inc.	7,860	211,198
Diversified Financials - 6.5%
Capital One Financial Corp.	6,793	312,818
Energy - 14.5%
Anadarko Petroleum Corp.	2,505	184,744
Chevron Corp.	3,614	357,460
Oil States International, Inc. *	2,361	156,015
		698,219
Food, Beverage & Tobacco - 4.1%
Kraft Foods, Inc.	5,560	194,711
Health Care Equipment & Services - 7.7%
Covidien PLC	7,091	370,008
Materials - 5.8%
Ecolab, Inc.	3,295	176,612
Freeport-McMoran Copper & Gold, Inc.	2,125	100,172
		276,784
Media - 4.1%
Discovery Communications, Inc. *	4,667	197,321
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
Gilead Sciences, Inc. *	4,891	194,696
Pfizer, Inc.	10,235	194,260
		388,956
Retailing - 4.1%
TJX Cos., Inc.	3,599	196,577
Software & Services - 10.3%
Adobe Systems, Inc. *	6,747	170,294
Informatica Corp. *	3,542	147,985
Oracle Corp.	6,336	177,852
		496,131
Technology Hardware & Equipment - 7.6%
Apple, Inc. *	948	364,819
Transportation - 4.0%
United Parcel Service, Inc.	2,843	191,590
Utilities - 8.5%
FirstEnergy Corp.	4,588	203,019
NRG Energy, Inc. *	8,767	205,498
		408,517
Total Common Stocks (Cost $4,806,638)		4,647,229
Money Market Funds - 4.9%
Fidelity Institutional Money Market Government Portfolio - 0.01% #	232,573	232,573
Total Money Market Funds (Cost $232,573)		232,573
Total Investments (Cost $5,039,211) - 101.6%		4,879,802
Liabilities in Excess of Other Assets - (1.6)%		(75,642)
Total Net Assets - 100.0%		$4,804,160

* Non-income producing security.
# Seven-day yield as of August 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows+:

Tax cost of investments	$5,241,823
Gross tax unrealized appreciation	175,959
Gross tax unrealized depreciation	(537,980)
Net tax unrealized appreciation	$(362,021)

+
 Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

Security Valuation.  Each Fund's securities, except short-term investments with remaining maturities of 60 days of less, use the last quoted  trading price or official closing price as market value.  For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which the security is primarily traded.  For NASDAQ equity securities, the Funds use the NASDAQ official closing price.  Unlisted securities and listed securities, which have not been traded on the valuation date, are valued at the mean between the last closing bid and asked prices.  In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds.  Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Board of Trustees determines that this does not represent fair value.  The fair value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar date.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table summarizes the Funds' investments as of August 31, 2011.

Valuation Inputs	PineBridge US Micro Cap Growth Fund	PineBridge US Small Cap Growth Fund	PineBridge US Focus Equity Fund

Level 1
Common Stocks	$71,091,025	$13,731,598	$4,647,229
Money Market Funds	-	545,370	232,573
Total Level 1	71,091,025	14,276,968	4,879,802
Level 2	-	-	-
Level 3	-	-	-
Total	$71,091,025	$14,276,968	$4,879,802

Transfers between Levels are recognized at the end of the period. There were no transfers between Levels during the nine months ended August 31, 2011. See the Schedules of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer/Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PineBridge Mutual Funds

By (Signature and Title /s/ Robin C. Thorn
                                            Robin C. Thorn, President

Date   October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robin C. Thorn
                                                            Robin C. Thorn, President

Date October 28, 2011

By (Signature and Title) /s/ Joseph Altobelli
                                          Joseph Altobelli, Chief Financial Officer & Treasurer

Date   October 28, 2011